Derivatives - Other (Details) lb in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) lb	Sep. 30, 2021 USD ($) lb	Sep. 30, 2022 USD ($) lb	Sep. 30, 2021 USD ($) lb	Dec. 31, 2021 USD ($) lb	Dec. 31, 2020 USD ($) lb
Derivatives
Net gain (loss) reported in AOCI expected to be reclassified | $			$ (1.6)		$ 14.4
Cash flow hedging
Derivatives
Gain (loss) reclassified from accumulated other comprehensive income | $		$ 1.7		$ 3.6
Net gain (loss) reported in AOCI expected to be reclassified | $	$ 4.3		$ 11.1		$ 7.2	$ 1.7
Coffee futures contracts | Cash flow hedging
Derivatives
Notional amount of derivative purchased	8.8	26.5
Coffee futures contracts | Designated as hedges | Cash flow hedging
Derivatives
Derivative notional amount			11.4		7.9	10.6
Notional amount of derivative purchased					105.5
Coffee options | Cash flow hedging
Derivatives
Notional amount of derivative purchased			57.0	75.1
Coffee options | Designated as hedges | Cash flow hedging
Derivatives
Notional amount of derivative purchased						145.2